Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		¥ 1,182,188	¥ 1,111,130		¥ 1,055,479
Provision for (reversal of) credit losses		(240,847)	253,688	[1]	231,862	[1]
Charge-offs		232,109	213,758		198,771
Recoveries		51,110	43,949		41,812
Net charge-offs		180,999	169,809		156,959
Others	[2]	3,782	(12,821)		(19,252)
Balance at end of fiscal year		764,124	1,182,188		1,111,130
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		900,686	816,559		807,716
Provision for (reversal of) credit losses		(297,401)	177,295		117,024
Charge-offs		134,807	108,262		116,620
Recoveries		24,913	21,124		21,110
Net charge-offs		109,894	87,138		95,510
Others	[2]	(2,293)	(6,030)		(12,671)
Balance at end of fiscal year		491,098	900,686		816,559
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		67,336	58,598		72,366
Provision for (reversal of) credit losses		(22,291)	12,224		(9,478)
Charge-offs		3,838	5,339		6,691
Recoveries		1,339	1,853		2,401
Net charge-offs		2,499	3,486		4,290
Balance at end of fiscal year		42,546	67,336		58,598
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		30,165	31,187		35,670
Provision for (reversal of) credit losses		23,422	13,289		885
Charge-offs		22,696	16,309		8,323
Recoveries		1,228	1,998		2,955
Net charge-offs		21,468	14,311		5,368
Balance at end of fiscal year		32,119	30,165		31,187
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		73,733	108,454		64,769
Provision for (reversal of) credit losses		(9,309)	(62)		47,429
Charge-offs		14,701	32,074		5,721
Recoveries		6,140	2,916		2,412
Net charge-offs		8,561	29,158		3,309
Others	[2]	(2,098)	(5,501)		(435)
Balance at end of fiscal year		53,765	73,733		108,454
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		110,268	96,332		74,958
Provision for (reversal of) credit losses		64,732	50,942		76,002
Charge-offs		56,067	51,774		61,416
Recoveries		17,490	16,058		12,934
Net charge-offs		38,577	35,716		48,482
Others	[2]	8,173	(1,290)		(6,146)
Balance at end of fiscal year		¥ 144,596	¥ 110,268		¥ 96,332

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.
[2]	Others are principally comprised of gains or losses from foreign exchange translation.